Insurance Proceeds	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Other Current Liabilities
Insurance Proceeds
Federated’s Other current liabilities at December 31, 2011 included an accrual of $10.0 million related to insurance proceeds received for claims submitted to cover costs primarily associated with various legal proceedings. The retention of these advance insurance payments was contingent upon final approval of the claim by the insurance carrier. In the event that all or a portion of the claim had been denied, Federated would have been required to repay all or a portion of these advance payments. During the third and fourth quarters of 2012, Federated received final approvals from various insurance carriers for $20.2 million of claims. Accordingly, Federated recognized $20.2 million in the Consolidated Statements of Income as a reduction to Professional service fees. Federated reversed the $10.0 million in Other current liabilities in the third quarter 2012 and the remaining $10.2 million in insurance proceeds was received in the fourth quarter 2012.